Description of Business and Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Diluted Loss Per Share - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares	2,067,243	1,700,435	1,753,507	1,304,019
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares	497,895	163,045	153,654	175,452
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares	1,561,070	1,212,202	1,291,565	1,113,875
Convertible notes payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares	8,278	325,188	308,288	14,692